NOTE 7. LINES OF CREDIT (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 7. LINES OF CREDIT	NOTE 7 – LINES OF CREDIT The Company has a variety of credit card / lines of credit payable. The total is presented, all of which is due within twelve (12) months